Long Term Obligations (Details) - IntegenX Note (USD $)	Dec. 31, 2013	Aug. 15, 2013	Dec. 31, 2012	Jun. 30, 2014 IntegenX Note [Member]	Jan. 06, 2014 IntegenX Note [Member]
Debt Instrument [Line Items]
Face value	$ 15,275,000		$ 15,275,000	$ 1,250,000	$ 1,250,000
Interest added to principal				48,611
Stated value	17,084,894	5,300,000	16,537,028	1,298,611	1,250,000
Debt discount, net of accumulated amortization of $14,270 and nil at June 30 and January 6, 2014, respectively	11,049,534		13,143,869	135,730	150,000
Notes payable, net of debt discount	$ 3,392,963		$ 1,298,628	$ 1,162,881	$ 1,100,000